Chapman and Cutler LLP 320 South Canal Street, 27th Floor Chicago, Illinois 60606 T 312.845.3000 F 312.701.2361

July 27, 2022

Anu Dubey

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: SmartTrust 596 (the “Fund”)

(File No. 333-265896) (CIK# 1874408)

Ms. Dubey:

Transmitted herewith on behalf of Hennion & Walsh, Inc. (the “Sponsor”), sponsor, depositor and principal underwriter of the Fund, is Amendment No. 1 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 (the “Securities Act”) of units representing the ownership of interests in the UBS CIO: Quality Equity Trust, Series 1 (the “Trust).

The Registration Statement on Form S-6 relating to the Fund was initially filed with the Securities and Exchange Commission (the “Commission”) on June 29, 2022. We received comments from the staff of the Commission in a letter dated July 12, 2022, from Anu Dubey requesting that we make certain changes to the Registration Statement. We have addressed those comments herein and the prospectus has been revised in accordance with the comments of the staff.

Comment 1. The comment requested that disclosure be added that the Trust will invest at least 80% of its assets in equity securities. Additional disclosure has been added under “Investment Summary—Principal Investment Strategy” in accordance with the staff’s comment.

Comment 2. The comment requested additional disclosure about the universe of equity securities from which CIO GWN made its selection of quality companies. Additional disclosure has been added under “Investment Summary—Principal Investment Strategy” in accordance with the staff’s comment. The comment also requested that to the extent such universe included any sector criteria or analysis, and/or would require the disclosure of corresponding principal risks, that additional disclosure be added. The Sponsor confirmed that such universe does not include any sector criteria or analysis and that it does not believe additional corresponding principal risks are necessary based on the universe of equity securities from which CIO GWN made its selection.

Comment 3. The comment requested disclosure about the number of equity securities included in the report. Additional disclosure has been added under “Investment Summary—Principal Investment Strategy” in accordance with the staff’s comment.

Comment 4. The comment requested disclosure about how the principal investment strategy reflects meeting the Trust’s objective about seeking dividend income. Additional disclosure has been added under “Investment Summary—Principal Investment Strategy” in accordance with the staff’s comment.

Comment 5. The comment requested disclosure of a principal risk factor that describes the risk that quality equities selected by CIO GWN may not perform well even though CIO GWN believes the companies included in its report are relatively better positioned given the likelihood of a slowdown in business activity. Additional disclosure has been added under “Investment Summary—Principal Risk Consideration” in accordance with the staff’s comment.

Comment 6. The comment requested that disclosure be added if UBS is compensated by the Sponsor or the Trust for use of its name and/or research report. The Sponsor has confirmed that UBS is not compensated by the Sponsor or the Trust for the use of its research report, so no disclosure has been added in response to this comment. The comment also requested that if the Sponsor created the Trust in order for UBS to sell units of the Trust exclusively to its customers that additional disclosure be added. Additional disclosure has been added under “Investment Summary—Principal Investment Strategy” in accordance with the staff’s comment.

We have been advised that the Sponsor would like to activate the Fund and have the Registration Statement declared effective on August 11, 2022. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of the Sponsor that the Registration Statement be made effective.

No notification of registration or registration statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the Investment Company Act of 1940 File No. 811-21429 for Smart Trust, Tax Free Bond Trust, et al. are intended to apply to this series of the Fund.

Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the Securities Exchange Act of 1934.

If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or Matthew T. Wirig at (312) 845-3432.

Very truly yours,

/s/ CHAPMAN AND CUTLER LLP

       Chapman and Cutler LLP